Financial instruments and financial risk management - Credit risk (Details) - EUR (€) € in Thousands	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of external credit grades
Cash and cash equivalents.	€ 113,507	€ 76,760	€ 9,367	€ 2,120
Rating Class 1
Disclosure of external credit grades
Cash and cash equivalents.	112,627	75,958
Rating Class 2
Disclosure of external credit grades
Cash and cash equivalents.	838	752
Rating Class 3
Disclosure of external credit grades
Cash and cash equivalents.	€ 54	€ 49